Other Income (Details) - Schedule of Other Income - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Income [Line Items]
Total other income		$ 1,041,062	$ 40,588	$ 32,372
Interest income from financial institutions [Member]
Schedule of Other Income [Line Items]
Total other income		33,959	25,280	1,485
Unrealized gain on change in fair value of financial asset at FVTPL [Member]
Schedule of Other Income [Line Items]
Total other income		733,915
Gain on investment [Member]
Schedule of Other Income [Line Items]
Total other income		188,551
Government subsidies [Member]
Schedule of Other Income [Line Items]
Total other income	[1]		15,308
Gain on exchange difference [Member]
Schedule of Other Income [Line Items]
Total other income				30,887
Reversal of Impairment [Member]
Schedule of Other Income [Line Items]
Total other income		44,908
Sundries [Member]
Schedule of Other Income [Line Items]
Total other income		$ 39,729

[1]	The government subsidies were granted under the Employment Support Scheme (“ESS”) for the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises to retain their employees. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.